DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

a)    The Company and its Operations

Telecom Argentina was created through the privatization of ENTel, the state-owned company that provided telecommunication services in Argentina.

Telecom Argentina’s license, as originally granted, was exclusive to provide telephone services in the northern region of Argentina since November 8, 1990 through October 10, 1999. As of October 10, 1999, Telecom Argentina also began providing telephone services in all the country.

On December 1, 2017, Telecom Argentina merged with Telecom Personal, so, since that date, it provides directly mobile telecommunications services. As a consequence of the merger with Cablevisión (accounted for as a reverse acquisition on January 1, 2018), Telecom Argentina provides cable television services through networks installed in different localities in Argentina and Uruguay.

On February 24, 2025, Telecom Argentina acquired 99.999625% of TMA, acquiring control of such company, see Note 29. TMA is a corporation (sociedad anónima) organized under the laws of Argentina and is one of the largest telecommunications and data transmission service providers in Argentina in terms of customers.

Therefore, the Company mainly provides fixed and mobile telephony services, cable television services, data and Internet services, among others, in Argentina. Additionally, through its subsidiaries, it also provides diverse ICT Services in Uruguay, Paraguay, USA and Chile.

Moreover, through its subsidiaries Micro Sistemas, Personal Envíos and CrediPay, the Company provides fintech services related to the use of electronic means of payment, transfers and/or electronic use of money, among others.

As of December 31, 2025, the following are the subsidiaries included in the consolidation process and the respective equity interest owned by Telecom Argentina:

			Telecom Argentina’s
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
TMA (a)	ICT Services and Audiovisual Communication Services	Argentina	99.999625%
Micro Sistemas (b)	Services related to the use of electronic payment media	Argentina	100.00%
Manda	Holding	Argentina	100.00%
RISSAU	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Pem	Holding	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Personal Smarthome	Security solutions and services	Argentina	100.00%
NYS2	ICT Services and Audiovisual Communication Services	Argentina	100.00%
TSMA (c)	Community Closed-Circuit Television	Argentina	100.00%
Telefónica Ingeniería de Seguridad de Argentina S.A.U. (d)	Security solutions and services	Argentina	99.999625%
Ubiquo	Cybersecurity services and products	Chile	95.00%
Núcleo	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
CrediPay	Financial services	Paraguay	67.50%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (e)	Holding	Uruguay	100.00%
Opalker	Cybersecurity, content platform and related services	Uruguay	100.00%
Openxpand (f)	Development and provision of digital platforms	Uruguay	51.00%
MFH	Holding	USA	100.00%
Naperville	Holding	USA	100.00%
Saturn	Holding	USA	100.00%
Telecom USA	Telecommunication services	USA	100.00%
(a)	Acquired by Telecom Argentina on February 24, 2025. See Note 29.
(b)	On January 22, 2026, Banco Macro subscribed for shares representing 50% of the share capital and voting rights of Micro Sistemas. See Note 30.
(c)	On December 1, 2025, the Telecom Argentina’s Board of Directors and the Board of Directors of TSMA approved the initiation of the process leading to the corporate reorganization consisting of the merger by absorption of TSMA by Telecom Argentina, effective as of January 1, 2026, the date from which TSMA’s operations shall be considered as carried out by Telecom Argentina.
(d)	Indirectly acquired by Telecom Argentina following the acquisition of TMA, see reference (a) above.
(e)	Adesol acquired 100% of the equity interests in the license - holding entities that operate subscriber - based television services in various localities within that country. See Note 3.d.6).
(f)	Included in the Company’s consolidated financial statements until May 19, 2025, and thereafter accounted for as a joint venture. See Notes 3.d.4) and 4.

Segment information

The Executive Committee and the CEO have a strategic and operational vision of Telecom as a single business unit in Argentina, according to the current regulatory context of the converged ICT Services industry (adding to the same segment the activities related to mobile services, internet services, cable television and fixed and data services, services governed by the same regulatory framework of ICT Services). To exercise its functions, both the Executive Committee and the CEO receive periodically the economic-financial information of Telecom Argentina and its subsidiaries located in Argentina except TMA (stated in historic currency at the transaction date), that is prepared as a single segment and evaluate the evolution of business as a unit of generation of results, administrating the resources in a unique way to achieve the objectives. Regarding costs, they are not specifically allocated to a type of service, considering that Telecom Argentina has a single payroll and operating expenses that affect all services in general (non-specific). Further, decisions on CAPEX affect all the types of services provided by Telecom in Argentina and its subsidiaries located in Argentina except TMA and are not allocated specifically to one of them.

Following the acquisition of TMA, on February 24, 2025 (see Note 29), the Company identified a new reportable segment, “ICT Services provided in Argentina – TMA Network” corresponding to the provision of mobile and fixed telephony services, fixed broadband, and video services on a nationwide scale in Argentina, using its own networks, with its own infrastructure. The subsidiary TMA is managed as a separate business unit, and therefore, the Executive Committee and the CEO review its economic and financial information (stated in historic currency at the transaction date) separately. Regarding costs, they are not specifically allocated to a type of service, considering that TMA has a single payroll and operating expenses that affect all services in general (non-specific). Further, decisions on CAPEX affect all the types of services provided by TMA and are not allocated specifically to one of them.

Additionally, Telecom, through Micro Sistemas, develops activities in the fintech industry in Argentina. Telecom also carries out activities abroad (Paraguay, USA, Uruguay and Chile).

The operations that Telecom develops through Micro Sistemas, and those developed abroad, are not analyzed as a separate segment by the Executive Committee and the CEO, considering that they are not considered as individually significant. These operations do not meet the aggregation criteria established by the standard to be grouped within the “ICT Services in Argentina - Personal Network” and “ICT Services in Argentina - TMA Network” segments, and considering that they do not exceed any of the quantitative thresholds identified in the standard to qualify as reportable segments, they are grouped within the category “Other segments”.

The Executive Committee and the CEO continue to monitor these businesses to evaluate the manner in which its performance is reviewed and, eventually, its consideration as a separate reportable segment provided it complies with the requirements established by IFRS Accounting Standards to that effect.

As a result, segments as of December 31, 2025, are the following:

-	ICT Services provided in Argentina – Personal Network.
-	ICT Services provided in Argentina – TMA Network.
-	Other segments.

The Executive Committee and the CEO evaluate the profitability for each reportable segment based on the measure of the Adjusted EBITDA. Adjusted EBITDA is defined as our net (loss) income less income tax, financial results, earnings (losses) from associates and joint ventures, and depreciation, amortization and impairment of Fixed and Intangibles Assets, reviewing this information in the currency of the date of each transaction.

Presented below is the Segment financial information for the years ended December 31, 2025, 2024 and 2023:

◻	Consolidated Income Statement as of December 31, 2025

	ICT Services provided in Argentina –			ICT Services provided in Argentina –
	Personal Network			TMA Network			Other segments

	Currency			Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	4,688,533	595,615	5,284,148	2,482,714	265,779	2,748,493	384,630	46,701	431,331	(135,158)	8,328,814
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(1,096,467)	(140,974)	(1,237,441)	(619,738)	(65,877)	(685,615)	(33,893)	(4,148)	(38,041)	—	(1,961,097)
Fees for services, maintenance, materials and supplies	(561,780)	(93,997)	(655,777)	(325,306)	(35,240)	(360,546)	(51,640)	(6,184)	(57,824)	9,754	(1,064,393)
Taxes and fees with the Regulatory Authority	(393,956)	(49,872)	(443,828)	(234,436)	(24,819)	(259,255)	(15,433)	(1,972)	(17,405)	—	(720,488)
Commissions and advertising	(202,884)	(24,785)	(227,669)	(136,090)	(14,658)	(150,748)	(57,383)	(8,447)	(65,830)	7,042	(437,205)
Programming and content costs	(267,805)	(33,898)	(301,703)	(101,212)	(10,598)	(111,810)	(33,015)	(4,170)	(37,185)	—	(450,698)
Other operating costs	(546,973)	(110,090)	(657,063)	(442,453)	(93,755)	(536,208)	(68,094)	(8,998)	(77,092)	100,965	(1,169,398)
Adjusted EBITDA	1,618,668	141,999	1,760,667	623,479	20,832	644,311	125,172	12,782	137,954	(17,397)	2,525,535

Depreciation, amortization and impairment of Fixed and intangible assets											(2,075,488)
Operating income											450,047
Losses from associates and joint ventures											(3,742)
Financial results from borrowings											(748,840)
Other financial results, net											110,799
Loss before income tax											(191,736)
Income tax benefit											46,432
Net loss											(145,304)

Attributable to:
Controlling Company											(170,006)
Non-controlling interest											24,702
											(145,304)

◻	Consolidated Income Statement as of December 31, 2024

	ICT Services provided in Argentina –
	Personal Network			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	3,165,736	1,872,500	5,038,236	266,915	168,101	435,016	(30,294)	5,442,958
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(823,975)	(483,077)	(1,307,052)	(24,450)	(15,235)	(39,685)	—	(1,346,737)
Fees for services, maintenance, materials and supplies	(393,042)	(279,499)	(672,541)	(35,839)	(22,620)	(58,459)	6,880	(724,120)
Taxes and fees with the Regulatory Authority	(258,519)	(152,324)	(410,843)	(10,931)	(6,578)	(17,509)	—	(428,352)
Commissions and advertising	(133,932)	(74,995)	(208,927)	(62,477)	(38,240)	(100,717)	4,153	(305,491)
Programming and content costs	(172,422)	(99,687)	(272,109)	(25,570)	(16,744)	(42,314)	—	(314,423)
Other operating costs	(429,466)	(302,323)	(731,789)	(47,831)	(31,095)	(78,926)	19,261	(791,454)
Adjusted EBITDA	954,380	480,595	1,434,975	59,817	37,589	97,406	—	1,532,381

Depreciation, amortization and impairment of Fixed and intangible assets								(1,725,057)
Operating loss								(192,676)
Losses from associates and joint ventures								(15,094)
Financial results from borrowings								1,914,786
Other financial results, net								190,451
Profit before income tax								1,897,467
Income tax expense								(538,237)
Net income								1,359,230

Attributable to:
Controlling Company								1,331,805
Non-controlling interest								27,425
								1,359,230

◻	Consolidated Income Statement as of December 31, 2023

	ICT Services provided in Argentina –
	Personal Network			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	1,053,442	4,456,328	5,509,770	81,877	334,899	416,776	(27,935)	5,898,611
Operating costs without depreciation, amortization and impairment of Fixed and intangible assets
Employee benefit expenses and severance payments	(279,608)	(1,152,805)	(1,432,413)	(8,277)	(33,066)	(41,343)	—	(1,473,756)
Fees for services, maintenance, materials and supplies	(131,861)	(566,980)	(698,841)	(9,292)	(37,368)	(46,660)	4,367	(741,134)
Taxes and fees with the Regulatory Authority	(83,591)	(354,647)	(438,238)	(2,968)	(11,951)	(14,919)	—	(453,157)
Commissions and advertising	(52,319)	(224,650)	(276,969)	(13,346)	(57,350)	(70,696)	2,182	(345,483)
Programming and content costs	(55,317)	(233,466)	(288,783)	(8,532)	(35,477)	(44,009)	—	(332,792)
Other operating costs	(145,951)	(688,188)	(834,139)	(15,714)	(64,053)	(79,767)	21,386	(892,520)
Adjusted EBITDA	304,795	1,235,592	1,540,387	23,748	95,634	119,382	—	1,659,769

Depreciation, amortization and impairment of Fixed and intangible assets								(2,018,038)
Operating loss								(358,269)
Losses from associates and joint ventures								(5,408)
Financial results from borrowings								(1,817,071)
Other financial results, net								496,492
Loss before income tax								(1,684,256)
Income tax benefit								968,990
Net loss								(715,266)

Attributable to:
Controlling Company								(738,306)
Non-controlling interest								23,040
								(715,266)

Additional information is disclosed below:

	For the years ended December 31,
Revenues	2025	2024	2023
From customers located in Argentina	7,934,388	5,037,636	5,490,518
From foreign customers	394,426	405,322	408,093
	8,328,814	5,442,958	5,898,611
CAPEX
ICT Services in Argentina – Personal Network	924,556	653,694	1,277,987
ICT Services in Argentina – TMA Network	456,602	—	—
Other segments	104,419	95,280	106,206
	1,485,577	748,974	1,384,193

	As of December 31,
Fixed and intangible assets	2025	2024
ICT Services in Argentina – Personal Network	12,439,729	12,750,637
ICT Services in Argentina – TMA Network	1,645,414	—
Other segments	610,652	523,813
	14,695,795	13,274,450
Borrowings
ICT Services in Argentina – Personal Network	5,380,181	3,723,906
ICT Services in Argentina – TMA Network	36	—
Other segments	56,398	62,074
	5,436,615	3,785,980

b)    Basis of Presentation

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the IASB. IFRS Accounting Standards also includes the International Accounting Standards or “IAS”; the International Financial Reporting Interpretations Committee or “IFRIC”, the Standard Interpretations Committee or “SIC” and the conceptual framework.

The preparation of these consolidated financial statements in conformity with IFRS Accounting Standards requires that the Company’s Management make estimates that affect the figures disclosed in the financial statements or its supplementary information. Actual results may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where estimates are significant are disclosed under Note 3.u).

These consolidated financial statements are expressed in millions of Argentine pesos, based on historical cost, except for certain financial assets and liabilities (includes DFI) that are measured at fair value and are prepared in current currency as of December 31, 2025 (see section d)).

These consolidated financial statements contain, additionally to all disclosures required under IFRS Accounting Standards, some disclosures required by the LGS and/or by the CNV.

These consolidated financial statements as of December 31, 2025, were authorized for issuance and approved by resolution of the Board of Directors’ meeting held on March 10, 2026.

c)    Financial reporting in hyperinflationary economies

Since Argentina has been considered a high-inflation economy for accounting purposes in accordance with IAS 29 since July 1, 2018, the financial information expressed in Argentine pesos is restated in current currency of December 31, 2025.

The table below shows the evolution of the indexes in the last three years according to official statistics (INDEC) in accordance with Resolution No. 539/18 of the FACPCE and the devaluation of the Argentine peso against the US dollar for the same years:

	As of December 31,	As of December 31,	As of December 31,
	2023	2024	2025

National CPI	3,533.2	7,694.0	10,121.4

Variation in prices
Annual	211.4%	117.8%	31.5%

Banco Nación US$/$ exchange rate	808.5	1,032.0	1,455.0

Variation in the exchange rate
Annual	356.3%	27.7%	41.0%

Below is a summary of the effect of applying IAS 29:

Restatement of the Statement of Financial Position and the Statement of Changes in Equity

The Company restated all the non-monetary items in current currency as of December 31, 2025. Each item must be restated since the date of the initial recognition or since the last revaluation. Monetary items have not been restated because they are stated in terms of the measuring unit current as of December 31, 2025.

Restatement of the Income Statement, the Statements of Comprehensive Income and the Statement of Cash Flows

In the Income Statement and the Statements of Comprehensive Income, items are restated in current currency as of December 31, 2025. The Company shall apply the monthly variations of CPI.

Financial results related to foreign currency exchange and accrued interest are determined in real terms, excluding the inflationary effect contained therein.

The effect of inflation on the monetary position is included in the Income Statement under Financial cost and Other financial results, net.

The items of the Statement of Cash Flows are restated in current currency at the closing date. The restatement effect has an impact on the Income Statement and must be eliminated from the Statement of Cash Flows because it is not considered cash or cash equivalent.

Investments in foreign companies

The subsidiaries that use functional currencies other than the Argentine peso (mainly foreign companies with economies that are not considered to be hyperinflationary), must not restate for inflation their financial statements, in accordance with IAS 29.

Notwithstanding, and only for reporting and consolidation purposes, the comparative figures presented in Argentine pesos in the Income Statement corresponding to the current year and the previous year must be stated using the exchange rates at the transaction date. In addition, the initial items of the Statement of Changes in Equity must be reported at the closing rate without modifying its total amount due to the fact that it is translated into the closing exchange rate, which implies that a translation adjustment is recognized against Retained Earnings and Other Comprehensive Income (loss).

d)    Comparative information

The figures as of December 31, 2024 and for the years ended December 31, 2024 and 2023, which are disclosed in these consolidated financial statements for comparative purposes, are a result of restating the financial statements as of such dates, according to what is described in section d). When applicable, certain reclassifications were made for comparative purposes. As disclosed in Note 29, the Company has consolidated TMA as from February 24, 2025, and, therefore, the Company’s financial statements as of December 31, 2025, and the results for the year ended December 31, 2025, are not comparable to the comparative information presented in these consolidated financial statements.